Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current
Non-current portion of non-current notes and debentures issued	$ 496,564	$ 496,118
Non-current	780,202	718,484
Current
Current notes and debentures issued and current portion of non-current notes and debentures issued	8,250	8,250
Current	188,078	143,632
Borrowings	968,280	862,116	$ 817,958
Bank overdrafts
Current
Current	27	2,320
Bank borrowings
Non-current
Non-current	283,638	221,971
Current
Current	179,801	132,862
Obligations under finance leases
Non-current
Non-current	0	395
Current
Current	$ 0	$ 200